Transition to IFRS 9 - Additional Information (Detail)	12 Months Ended
Oct. 31, 2019
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of voting rights held in associate	50.00%